BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2020
Shanxi
Business Acquisition [Line Items]
Summary of results of operations attributable to the acquisitions included in the Company's consolidated statement of operations since the acquisition date

Year ended December 31, 2018
Revenues	$20,135
Net gain	$752

Acquisitions of after-sales service centers
Business Acquisition [Line Items]
Summary of results of operations attributable to the acquisitions included in the Company's consolidated statement of operations since the acquisition date

Year ended December 31, 2018
Chongqing/
Suzhou/ Jinan
Zhoushuo
Revenues	$341
Net loss	$582